As filed with the Securities and Exchange Commission on November 3, 2000.

--------------------------------------------------------------------------------

                                                             File Nos. 033-35412
                                                                       811-06116

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 30
                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 37

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        NORTHBROOK LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

                                   COPIES TO:

CHARLES M. SMITH, JR., ESQUIRE               DANIEL J. FITZPATRICK, ESQUIRE
NORTHBROOK LIFE INSURANCE COMPANY            DEAN WITTER REYNOLDS INC.
3100 SANDERS ROAD, SUITE J5B                 TWO WORLD TRADE CENTER
NORTHBROOK, ILLINOIS 60062                   NEW YORK, NEW YORK 10048


            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     __ immediately upon filing pursuant to paragraph (b) of Rule 485 _X on November 6, 2000 pursuant to paragraph (b) of Rule 485
     _ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
     __ on (date)  pursuant to paragraph (a)(1) of Rule 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[__] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of Interest in the Northbrook Variable Annuity Account II under Deferred Variable Annuity Contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment ("Amendment") for the purpose of adding a new variable sub-account that will be available under the deferred variable annuity contracts described in the registration statement and to make additional nonmaterial changes to the registration statement. The Amendment is not intended to amend or delete any part of the registration statement, except as specifically noted herein.

                        Northbrook Life Insurance Company
                     Northbrook Variable Annuity Account II

                   Supplement, dated November 6, 2000, to the
                  Morgan Stanley Dean Witter Variable Annuity 3
                          Prospectus dated May 2, 2000
           Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
                       Prospectus dated September 12, 2000

This supplement amends the above-referenced prospectuses for the Morgan Stanley Dean Witter Variable Annuity 3 Contracts ("VA 3 Contracts") and Morgan Stanley Dean Witter Variable Annuity 3 Asset Manager Contracts ("Asset Manager Contracts"), offered by Northbrook Life Insurance Company, to add a new Variable Sub-Account and to make additional nonmaterial changes. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

     (VA 3 Contracts)

         The Contract offers 36 investment alternatives ("investment alternatives"). The investment alternatives include 4 fixed account options ("Fixed Account Options") and 32 variable sub-accounts ("Variable Sub-Accounts") of the Northbrook Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

         Change all references throughout the prospectus to the availability of "31" Variable Sub-Accounts to "32" Variable Sub-Accounts, and "35" investment alternatives to "36" investment alternatives.

     (AssetManager Contracts)

         The Contract offers 35 investment alternatives ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 32 variable sub-accounts ("Variable Sub-Accounts") of the Northbrook Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

         Change all references throughout the prospectus to the availability of "31" Variable Sub-Accounts to "32" Variable Sub-Accounts, and "34" investment alternatives to "35" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses under the Section "Morgan Stanley Dean Witter Variable Investment Series (Class Y Shares)":

    ----------------------------------------------- ----------------------- ---------------- -------------- --------------------
                                                    Management Fees           12b-1 Fees     Other           Total Annual
    Portfolio                                       ---------------           ----------     Expenses        Portfolio Expenses
    ----------------------------------------------- ----------------------- ---------------- -------------- --------------------
    ----------------------------------------------- ----------------------- ---------------- -------------- --------------------
    Information                                             0.75%                0.25%          0.0232%           1.0232%
    ----------------------------------------------- ----------------------- ---------------- -------------- --------------------


Page 8: Replace the first sentence of footnote (1) to the chart describing "Fund Annual Expenses" with the following:

         Figures shown in the table are for the year ended December 31, 1999, unless otherwise noted. Figures for the Information Portfolio, which commenced operations on November 6, 2000, are based on estimates for the Portfolio's current fiscal year.

Page 9:  Insert the following as footnote (8):

         Prior to November 6, 2000, the Information Portfolio had not commenced operations. Morgan Stanley Dean Witter Advisors Inc. has agreed to assume all operating expenses (except for brokerage and 12b-1 fees) and waive the compensation provided in its management agreement with the Fund until such time as the Portfolio has $50 million in net assets or until April 5, 2001, whichever occurs first.


Page 10 (for VA3 Contracts):  Insert the following to Example 1:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                            1 Year         3 Years        5 Years         10 Years
    ---------------------                           ------         -------        -------         --------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                      $72            $124          $170              $323
    -------------------------------------------- -------------- -------------- --------------- ----------------


Page 11 (for VA3 Contracts):  Insert the following to Example 2:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                          1 Year         3 Years        5 Years         10 Years
    --------------------                           ------         -------        -------         --------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                   $29            $90            $153              $323
    -------------------------------------------- -------------- -------------- --------------- ----------------



Page 10 (for AssetManager Contracts):  Insert the following to Example 1:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                            1 Year         3 Years        5 Years         10 Years
    ---------------------                           ------         -------        -------         --------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                     $31            $95            $161              $338
    -------------------------------------------- -------------- -------------- --------------- ----------------


Page 11 (for AssetManager Contracts):  Insert the following to Example 2:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                           1 Year         3 Years        5 Years         10 Years
    --------------------                            ------         -------        -------         --------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                     $31            $95            $161              $338
    -------------------------------------------- -------------- -------------- --------------- ----------------


Page 17 (p. 16 for AssetManager Contracts): Insert the following to the table describing the "investment objective" of each Fund to be included in the section titled "Morgan Stanley Dean Witter Variable Investment Series":

    -------------------------------------------------- ---------------------------------------------------------
    Portfolio:                                         Each Portfolio Seeks:
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    Information Portfolio                              Long-term capital appreciation
    -------------------------------------------------- ---------------------------------------------------------


                        Northbrook Life Insurance Company
                     Northbrook Variable Annuity Account II

                   Supplement, dated November 6, 2000, to the
                  Morgan Stanley Dean Witter Variable Annuity 3
              Statement of Additional Information dated May 2, 2000
           Morgan Stanley Dean Witter Variable Annuity 3 AssetManager
          Statement of Additional Information dated September 12, 2000

This supplement amends certain disclosure contained in the above-referenced Statements of Additional Information ("SAI") for the Morgan Stanley Dean Witter Variable Annuity 3 ("VA 3 Contracts") and Morgan Stanley Variable Annuity 3 AssetManager Contracts ("AssetManager Contracts"), offered by Northbrook Life Insurance Company, to add one new Variable Sub-Account.


In the section entitled "Standardized Total Returns," the last sentence in the fifth paragraph is deleted and replaced with the following:

         No standardized total returns are shown for the Variable Sub-Accounts marked with an asterisk (*) below which commenced operations on:
         January 31, 2000; May 1, 2000; or November 6, 2000, as indicated below.

In the table entitled "Variable Sub-Account Inception Dates" and following the Variable Sub-Account Aggressive Equity, insert:

         Variable Sub-Account                         Date

         Information*                                 November 6, 2000

In the section entitled "Non-Standardized Total Returns," the last sentence in the sixth paragraph is deleted and replaced with the following:

In  addition,   no  standardized  total  returns  are  shown  for  the  Variable
Sub-Accounts which commenced operations on: January 31, 2000; May 1, 2000; and November 6, 2000, respectively.


Insert the following to the tables describing Variable Sub-Account performance for each category of performance shown under Standardized total Returns and under Non-Standardized Total Returns:


Variable Sub-Account                One Year         Five Years                 10 Years or
--------------------                --------         ----------               Since Inception
                                                                              ---------------
MSDW Information                     N/A                N/A                          N/A


In the first table in the section entitled "Adjusted Historical Returns" and following the Variable Sub-Account Aggressive Equity, insert:

         Variable Sub-Account             Inception Date of
         --------------------             Corresponding Portfolio
                                          -----------------------

         Information*                     November 6, 2000


Insert the following to the tables describing Variable Sub-Account performance for each category of performance shown under Adjusted Historical Returns:


Variable Sub-Account           One Year         Five Years             10 Years or
--------------------           --------         ----------            Since Inception
                                                                      ----------------
MSDW Information               N/A              N/A                   N/A


                        Northbrook Life Insurance Company
                     Northbrook Variable Annuity Account II

                   Supplement, dated November 6, 2000, to the
                 Morgan Stanley Dean Witter Variable Annuity II
                          Prospectus dated May 2, 2000
          Morgan Stanley Dean Witter Variable Annuity II AssetManager
                          Prospectus dated May 2, 2000

This supplement amends the above-referenced prospectuses for the Morgan Stanley Dean Witter Variable Annuity II Contracts ("VA II Contracts") and Morgan Stanley Dean Witter Variable Annuity II Asset Manager Contracts ("Asset Manager Contracts"), offered by Northbrook Life Insurance Company, to add a new Variable Sub-Account, the Information Portfolio, and to make additional nonmaterial changes. Please keep this supplement for future reference together with your prospectus.

Cover page:  Replace the second paragraph with the following:

     (VA II Contracts)

         The Contract offers 36 investment alternatives ("investment alternatives"). The investment alternatives include 4 fixed account options ("Fixed Account Options") and 32 variable sub-accounts ("Variable Sub-Accounts") of the Northbrook Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

         Change all references throughout the prospectus to the availability of "31" Variable Sub-Accounts to "32" Variable Sub-Accounts, and "35" investment alternatives to "36" investment alternatives.

     (AssetManager Contracts)

         The Contract offers 25 investment alternatives ("investment alternatives"). The investment alternatives include 3 fixed account options ("Fixed Account Options") and 22 variable sub-accounts ("Variable Sub-Accounts") of the Northbrook Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

         Change all references throughout the prospectus to the availability of "21" Variable Sub-Accounts to "22" Variable Sub-Accounts, and "24" investment alternatives to "25" investment alternatives.

Page 8: Insert the following to the chart describing Fund Annual Expenses under the Section "Morgan Stanley Dean Witter Variable Investment Series":

    ----------------------------------------------- ----------------------- ---------------- -------------- --------------------
    Portfolio                                        Management Fees           12b-1 Fees        Other      Total Annual
                                                                                                 Expenses   Portfolio Expenses
    ----------------------------------------------- ----------------------- ---------------- -------------- --------------------
    ----------------------------------------------- ----------------------- ---------------- -------------- --------------------
    Information                                       0.75%                 --                 0.0232%          0.7732%
    ----------------------------------------------- ----------------------- ---------------- -------------- --------------------


Page 8: Replace the first sentence of footnote (1) to the chart describing "Fund Annual Expenses" with the following:

         Figures shown in the table are for the year ended December 31, 1999, unless otherwise noted. Figures for the Information Portfolio, which commenced operations on November 6, 2000, are based on estimates for the Portfolio's current fiscal year.

Page 9: Insert the  following as footnote  (6) for VA II Contracts  and footnote
(5) for AssetManager Contracts:

         Prior to November 6, 2000, the Information Portfolio had not commenced operations. Morgan Stanley Dean Witter Advisors Inc. has agreed to assume all operating expenses (except for brokerage fees) and waive the compensation provided in its management agreement with the Fund until such time as the Portfolio has $50 million in net assets or until April 5, 2001, whichever occurs first.

Page 10:  Insert the following to Example 1:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                            1 Year         3 Years        5 Years         10 Years
    --------------------                            ------         -------        -------         --------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                       $67            $102            $139           $277
    -------------------------------------------- -------------- -------------- --------------- ----------------


Page 11:  Insert the following to Example 2:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                            1 Year         3 Years        5 Years         10 Years
    --------------------                            ------         -------        -------         --------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                       $25            $76            $130              $277
    -------------------------------------------- -------------- -------------- --------------- ----------------


Page 9:  (for AssetManager Contracts) Insert the following to Example 1:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                            1 Year         3 Years        5 Years         10 Years
    --------------------                            ------         -------        -------         --------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                       $27            $83            $142              $301
    -------------------------------------------- -------------- -------------- --------------- ----------------


Page 10:(for AssetManager Contracts) Insert the following to Example 2:

    -------------------------------------------- -------------- -------------- --------------- ----------------
    Variable Sub-Account                            1 Year         3 Years        5 Years         10 Years
    --------------------                            ------         -------        -------         --------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    -------------------------------------------- -------------- -------------- --------------- ----------------
    Information                                       $27            $83            $142              $301
    -------------------------------------------- -------------- -------------- --------------- ----------------



Page 16 (p. 15 for AssetManager Contracts): Insert the following to the table describing the "investment objective" of each Fund to be included in the Section titled "Morgan Stanley Dean Witter Variable Investment Series":

    -------------------------------------------------- ---------------------------------------------------------
    Portfolio:                                         Each Portfolio Seeks:
    -------------------------------------------------- ---------------------------------------------------------
    -------------------------------------------------- ---------------------------------------------------------
    Information Portfolio                              Long-term capital appreciation
    -------------------------------------------------- ---------------------------------------------------------

Appendix A:  Insert "and the Information Sub-Account which commenced operations on November 6, 2000." at the end of the footnote
(*) on page A-2.

                        Northbrook Life Insurance Company
                     Northbrook Variable Annuity Account II

                   Supplement, dated November 6, 2000, to the
                 Morgan Stanley Dean Witter Variable Annuity II
          Morgan Stanley Dean Witter Variable Annuity II AssetManager
              Statement of Additional Information dated May 2, 2000

This supplement amends certain disclosure contained in the above-referenced Statement of Additional Information ("SAI") for the Morgan Stanley Dean Witter Variable Annuity II and Morgan Stanley Variable Annuity II Asset Manager Contracts (the "Contracts"), offered by Northbrook Life Insurance Company, to add one new Variable Sub-Account.


In the last paragraph of the section entitled "Standardized Total Returns," add the following sentence:

         The Information Sub-Account commenced operations on November 6, 2000.


In the section entitled "Non-Standardized Total Returns," add the following sentence to the sixth paragraph:

No standardized total returns are shown for the Information Variable Sub-Account which commenced operations on November 6, 2000.


Insert the following to the tables describing Variable Sub-Account performance for each category of performance shown under Standardized Total Returns and under Non-Standardized Total Returns:


Variable Sub-Account                One Year         Five Years                 10 Years or
--------------------                --------         ----------               Since Inception
                                                                              -------------------
Information                           N/A               N/A                          N/A


In the first table in the section entitled "Adjusted Historical Returns" and following the Variable Sub-Account Aggressive Equity, insert:

     Variable Sub-Account            Inception Date of Corresponding Portfolio
     --------------------            -----------------------------------------
     Information                       November 6, 2000


Insert the following to the tables describing Variable Sub-Account performance for each category of performance shown under Adjusted Historical Returns:


Variable Sub-Account                One Year         Five Years           10 Years or
--------------------                --------         ----------          Since Inception
                                                                         ---------------
Information                        N/A               N/A                  N/A




                                     PART C
                                OTHER INFORMATION


Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

     (9) Opinion of Michael J. Velotta, Vice President, Secretary and General Counsel of Allstate Life Insurance Company

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amended Registration Statement and has caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 1st day of November, 2000.


                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)


                            By: /s/MICHAEL J. VELOTTA
                                 --------------------------
                               Michael J. Velotta
                               Vice President, Secretary and
                                 General Counsel


As required by the Securities Act of 1933, this Registration Statement, as amended, has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 1st day of November, 2000.

*/THOMAS J. WILSON, II                      Director, President and Chief Executive
----------------------                      Officer
Thomas J. Wilson, II

/s/ MICHAEL J. VELOTTA                      Director, Vice President, Secretary and
----------------------                      General Counsel
Michael J. Velotta


*/MARGARET G. DYER                          Director
----------------------
Margaret G. Dyer


*/ MARLA G. FRIEDMAN                        Director and Vice President
----------------------
Marla G. Friedman


*/JOHN C. LOUNDS                            Director
----------------------
John C. Lounds


*/J. KEVIN McCARTHY                         Director
----------------------
J. Kevin McCarthy


*/STEVEN C. VERNEY                          Director
----------------------
Steven C. Verney


*/SAMUEL H. PILCH                           Vice President and Controller
----------------------
Samuel H. Pilch


*/CASEY J. SYLLA                            Chief Investment Officer
----------------------
Casey J. Sylla


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed in Registrant's Registration Statement (File no. 333-43086).